Related Party Transactions - Reinsurance Treaties (Details) (Affiliated Entity, USD $) In Thousands, unless otherwise specified	3 Months Ended																		3 Months Ended												3 Months Ended												3 Months Ended																			3 Months Ended													3 Months Ended
	Mar. 31, 2014 Ceded Earned Premiums	Mar. 31, 2013 Ceded Earned Premiums	Mar. 31, 2014 Ceding Commission Income	Mar. 31, 2013 Ceding Commission Income	Mar. 31, 2014 Ceded Losses and LAE	Mar. 31, 2013 Ceded Losses and LAE	Mar. 31, 2014 Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Dec. 31, 2013 Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Mar. 31, 2014 Ceding Commission Receivable	Dec. 31, 2013 Ceding Commission Receivable	Mar. 31, 2014 Ceded Premium Payable	Dec. 31, 2013 Ceded Premium Payable	Mar. 31, 2014 AAIC Recoverable (Payable) on Paid and Unpaid Losses and LAE	Dec. 31, 2013 AAIC Recoverable (Payable) on Paid and Unpaid Losses and LAE	Mar. 31, 2014 AAIC Commission Receivable	Dec. 31, 2013 AAIC Commission Receivable	Mar. 31, 2014 AAIC Premium Receivable (Payable)	Dec. 31, 2013 AAIC Premium Receivable (Payable)	Mar. 31, 2014 AAIC Assumed (Ceded) Earned Premiums	Mar. 31, 2013 AAIC Assumed (Ceded) Earned Premiums	Mar. 31, 2014 AAIC Commission Income (Expense)	Mar. 31, 2013 AAIC Commission Income (Expense)	Mar. 31, 2014 AAIC Assumed (Ceded) Losses and LAE	Mar. 31, 2013 AAIC Assumed (Ceded) Losses and LAE	Mar. 31, 2014 Wesco Recoverable (Payable) on Paid and Unpaid Losses and LAE	Dec. 31, 2013 Wesco Recoverable (Payable) on Paid and Unpaid Losses and LAE	Mar. 31, 2014 Wesco Commission Receivable	Dec. 31, 2013 Wesco Commission Receivable	Mar. 31, 2014 Wesco Premium Receivable (Payable)	Dec. 31, 2013 Wesco Premium Receivable (Payable)	Mar. 31, 2014 Wesco Assumed (Ceded) Earned Premiums	Mar. 31, 2013 Wesco Assumed (Ceded) Earned Premiums	Mar. 31, 2014 Wesco Commission Income (Expense)	Mar. 31, 2013 Wesco Commission Income (Expense)	Mar. 31, 2014 Wesco Assumed (Ceded) Losses and LAE	Mar. 31, 2013 Wesco Assumed (Ceded) Losses and LAE	Mar. 31, 2014 AARC Recoverable (Payable) on Paid and Unpaid Losses and LAE	Dec. 31, 2013 AARC Recoverable (Payable) on Paid and Unpaid Losses and LAE	Mar. 31, 2014 AARC Commission Receivable	Dec. 31, 2013 AARC Commission Receivable	Mar. 31, 2014 AARC Premium Receivable (Payable)	Dec. 31, 2013 AARC Premium Receivable (Payable)	Mar. 31, 2014 AARC Assumed (Ceded) Earned Premiums	Mar. 31, 2013 AARC Assumed (Ceded) Earned Premiums	Mar. 31, 2014 AARC Commission Income (Expense)	Mar. 31, 2013 AARC Commission Income (Expense)	Mar. 31, 2014 AARC Assumed (Ceded) Losses and LAE	Mar. 31, 2013 AARC Assumed (Ceded) Losses and LAE	Mar. 31, 2014 ACP Re Ltd.	Mar. 31, 2014 ACP Re Ltd. Ceded Earned Premiums	Mar. 31, 2013 ACP Re Ltd. Ceded Earned Premiums	Mar. 31, 2014 ACP Re Ltd. Ceding Commission Income	Mar. 31, 2013 ACP Re Ltd. Ceding Commission Income	Mar. 31, 2014 ACP Re Ltd. Ceded Losses and LAE	Mar. 31, 2013 ACP Re Ltd. Ceded Losses and LAE	Mar. 31, 2014 ACP Re Ltd. Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Dec. 31, 2013 ACP Re Ltd. Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Mar. 31, 2014 ACP Re Ltd. Ceding Commission Receivable	Dec. 31, 2013 ACP Re Ltd. Ceding Commission Receivable	Mar. 31, 2014 ACP Re Ltd. Ceded Premium Payable	Dec. 31, 2013 ACP Re Ltd. Ceded Premium Payable	Mar. 31, 2014 Maiden Insurance Company	Mar. 31, 2014 Maiden Insurance Company Ceded Earned Premiums	Mar. 31, 2013 Maiden Insurance Company Ceded Earned Premiums	Mar. 31, 2014 Maiden Insurance Company Ceding Commission Income	Mar. 31, 2013 Maiden Insurance Company Ceding Commission Income	Mar. 31, 2014 Maiden Insurance Company Ceded Losses and LAE	Mar. 31, 2013 Maiden Insurance Company Ceded Losses and LAE	Mar. 31, 2014 Maiden Insurance Company Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Dec. 31, 2013 Maiden Insurance Company Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Mar. 31, 2014 Maiden Insurance Company Ceding Commission Receivable	Dec. 31, 2013 Maiden Insurance Company Ceding Commission Receivable	Mar. 31, 2014 Maiden Insurance Company Ceded Premium Payable	Dec. 31, 2013 Maiden Insurance Company Ceded Premium Payable	Mar. 31, 2014 Technology Insurance Company	Mar. 31, 2014 Technology Insurance Company Ceded Earned Premiums	Mar. 31, 2013 Technology Insurance Company Ceded Earned Premiums	Mar. 31, 2014 Technology Insurance Company Ceding Commission Income	Mar. 31, 2013 Technology Insurance Company Ceding Commission Income	Mar. 31, 2014 Technology Insurance Company Ceded Losses and LAE	Mar. 31, 2013 Technology Insurance Company Ceded Losses and LAE	Mar. 31, 2014 Technology Insurance Company Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Dec. 31, 2013 Technology Insurance Company Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Mar. 31, 2014 Technology Insurance Company Ceding Commission Receivable	Dec. 31, 2013 Technology Insurance Company Ceding Commission Receivable	Mar. 31, 2014 Technology Insurance Company Ceded Premium Payable	Dec. 31, 2013 Technology Insurance Company Ceded Premium Payable
Related Party Transaction [Line Items]
Percentage Participation																																																	30.00%													50.00%													20.00%
Due to (from) reinsurance treaties							$ 236,274	$ 249,990	$ 22,624	$ 25,409	$ 93,883	$ 102,033	$ (242)	$ (200)	$ 0	$ 836	$ 1,329	$ 1,359							$ (833)	$ (1,067)	$ 0	$ 0	$ (60)	$ 13							$ 525	$ 457	$ 88	$ 78	$ (293)	$ (281)														$ 59,800	$ 74,997	$ 2,971	$ 7,669	$ 16,539	$ 30,604								$ 136,607	$ 124,995	$ 17,734	$ 12,782	$ 66,313	$ 51,021								$ 39,867	$ 49,998	$ 1,919	$ 4,958	$ 11,031	$ 20,408
Income (expense) from reinsurance treaties	$ 29,984	$ 141,810	$ 8,996	$ 46,455	$ 23,224	$ 89,871													$ 763	$ 1,155	$ (212)	$ 0	$ 556	$ 813							$ 4,741	$ 1,943	$ (1,252)	$ 0	$ 3,230	$ 1,019							$ (293)	$ (290)	$ 88	$ 111	$ (193)	$ (203)		$ 8,995	$ 41,143	$ 2,699	$ 14,024	$ 6,967	$ 26,961								$ 14,992	$ 71,905	$ 4,498	$ 23,373	$ 11,612	$ 44,936								$ 5,997	$ 28,762	$ 1,799	$ 9,058	$ 4,645	$ 17,974